General Information and Summary of Significant Accounting Policies - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2020 CLP ($)	Jan. 01, 2020 CLP ($)	Jan. 01, 2019 CLP ($)	Jan. 01, 2018 CLP ($)
Disclosure of detailed information about business combination [line items]
Assets		$ 33,610,056		$ 35,486,448
Equity		$ 3,326,338	$ 3,437,560	$ 2,383,335	$ 3,326,338	$ 3,437,560	$ 3,428,757
Incremental interest rate for loans						2.01%
Weighted average incremental interest rate for loans		2.04%
Percentage of dividend on profit	30.00%	30.00%	30.00%
Lifetime expected credit losses [member]
Disclosure of detailed information about business combination [line items]
Recorded allowance for lifetime expected credit losses	100.00%			100.00%
USD [member]
Disclosure of detailed information about business combination [line items]
Assets	$ 49,930
Equity	$ 3,256
Closing foreign exchange rate	710.73	748.77	694.73	710.73
COP [member]
Disclosure of detailed information about business combination [line items]
Closing foreign exchange rate	0.2078	0.2284	0.2139	0.2078
CLP [member]
Disclosure of detailed information about business combination [line items]
Assets				$ 35,486,448
Equity				$ 2,314,248
Itau Unibanco [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	39.22%			39.22%
Saieh Family [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	27.49%			27.49%
Non controlling shareholders [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	33.29%			33.29%